UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

INVESTORS VALUE FUND (FORMERLY

KNOWN AS LEGG MASON PARTNERS

INVESTORS VALUE FUND)

FORM N-Q

SEPTEMBER 30, 2009

Legg Mason ClearBridge Investors Value Fund

Schedule of Investments (unaudited)	September 30, 2009

Shares	Security	Value
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 16.1%
Hotels, Restaurants & Leisure - 2.1%
255,100	McDonald’s Corp.	$14,558,557

Media - 10.6%
658,030	DISH Network Corp. *	12,673,658
1,218,080	News Corp., Class A Shares	14,604,779
311,400	Scripps Networks Interactive, Class A Shares	11,506,230
496,700	SES Global SA, FDR	11,272,273
226,394	Time Warner Cable Inc.	9,755,317
551,033	Time Warner Inc.	15,858,730

	Total Media	75,670,987

Multiline Retail - 1.7%
264,900	Target Corp.	12,365,532

Specialty Retail - 1.7%
447,700	Home Depot Inc.	11,926,728

	TOTAL CONSUMER DISCRETIONARY	114,521,804

CONSUMER STAPLES - 14.8%
Food & Staples Retailing - 2.4%
344,600	Wal-Mart Stores Inc.	16,916,414

Food Products - 2.8%
293,667	Kraft Foods Inc., Class A Shares	7,714,632
423,000	Unilever PLC, ADR	12,131,640

	Total Food Products	19,846,272

Household Products - 4.2%
389,700	Kimberly-Clark Corp.	22,984,506
120,200	Procter & Gamble Co.	6,961,984

	Total Household Products	29,946,490

Tobacco - 5.4%
343,300	Altria Group Inc.	6,114,173
113,200	Lorillard Inc.	8,410,760
486,600	Philip Morris International Inc.	23,716,884

	Total Tobacco	38,241,817

	TOTAL CONSUMER STAPLES	104,950,993

ENERGY - 15.2%
Energy Equipment & Services - 2.8%
425,100	Halliburton Co.	11,528,712
98,260	Transocean Ltd. *	8,404,178

	Total Energy Equipment & Services	19,932,890

Oil, Gas & Consumable Fuels - 12.4%
108,980	Devon Energy Corp.	7,337,623
1,574,400	El Paso Corp.	16,247,808
245,600	Exxon Mobil Corp.	16,850,616
166,300	Royal Dutch Shell PLC, ADR, Class A Shares	9,510,697
367,892	Suncor Energy Inc.	12,714,348
429,050	Total SA, ADR	25,425,503

	Total Oil, Gas & Consumable Fuels	88,086,595

	TOTAL ENERGY	108,019,485

FINANCIALS - 22.6%
Capital Markets - 2.3%
237,349	Bank of New York Mellon Corp.	6,880,747
182,300	State Street Corp.	9,588,980

	Total Capital Markets	16,469,727

See Notes to Schedule of Investments.

Legg Mason ClearBridge Investors Value Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
FINANCIALS - 22.6% (continued)
Commercial Banks - 3.8%
99,800	PNC Financial Services Group Inc.	$4,849,282
787,650	Wells Fargo & Co.	22,195,977

	Total Commercial Banks	27,045,259

Consumer Finance - 2.4%
306,210	American Express Co.	10,380,519
186,720	Capital One Financial Corp.	6,671,506

	Total Consumer Finance	17,052,025

Diversified Financial Services - 6.6%
1,309,370	Bank of America Corp.	22,154,540
569,520	JPMorgan Chase & Co.	24,956,367

	Total Diversified Financial Services	47,110,907

Insurance - 7.5%
257,600	Chubb Corp.	12,985,616
234,760	Loews Corp.	8,040,530
475,449	Marsh & McLennan Cos. Inc.	11,757,854
411,180	Travelers Cos. Inc.	20,242,391

	Total Insurance	53,026,391

	TOTAL FINANCIALS	160,704,309

HEALTH CARE - 8.4%
Health Care Providers & Services - 1.8%
247,330	UnitedHealth Group Inc.	6,193,143
141,300	WellPoint Inc. *	6,691,968

	Total Health Care Providers & Services	12,885,111

Pharmaceuticals - 6.6%
195,700	Abbott Laboratories	9,681,279
246,300	Merck & Co. Inc.	7,790,469
280,800	Novartis AG, ADR	14,146,704
431,100	Pfizer Inc.	7,134,705
51,890	Roche Holding AG	8,386,718

	Total Pharmaceuticals	47,139,875

	TOTAL HEALTH CARE	60,024,986

INDUSTRIALS - 7.1%
Aerospace & Defense - 4.8%
161,700	Boeing Co.	8,756,055
229,300	Raytheon Co.	10,999,521
231,200	United Technologies Corp.	14,087,016

	Total Aerospace & Defense	33,842,592

Industrial Conglomerates - 2.3%
1,001,300	General Electric Co.	16,441,346

	TOTAL INDUSTRIALS	50,283,938

INFORMATION TECHNOLOGY - 4.2%
Computers & Peripherals - 2.3%
134,900	International Business Machines Corp.	16,135,389

Software - 1.9%
519,200	Microsoft Corp.	13,442,088

	TOTAL INFORMATION TECHNOLOGY	29,577,477

MATERIALS - 1.6%
Chemicals - 1.6%
141,900	Air Products & Chemicals Inc.	11,008,602

See Notes to Schedule of Investments.

Legg Mason ClearBridge Investors Value Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
COMMON STOCKS - 98.7% (continued)
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 6.4%
695,910	AT&T Inc.	$18,796,529
332,816	CenturyTel Inc.	11,182,618
520,300	Verizon Communications Inc.	15,749,481

	TOTAL TELECOMMUNICATION SERVICES	45,728,628

UTILITIES - 2.3%
Multi-Utilities - 2.3%
334,700	Sempra Energy	16,671,407

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $618,521,901)	701,491,629

Face Amount
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
$10,053,000	Interest in $435,706,000 joint tri-party repurchase agreement dated 9/30/09 with Barclays Capital Inc., 0.010% due 10/1/09; Proceeds at maturity - $10,053,003; (Fully collateralized by U.S. government obligation, 2.000% due 1/15/14; Market value - $10,254,063) (Cost - $10,053,000)	10,053,000

	TOTAL INVESTMENTS - 100.1% (Cost - $628,574,901#)	711,544,629
	Liabilities in Excess of Other Assets - (0.1)%	(625,835)

	TOTAL NET ASSETS - 100.0%	$710,918,794

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Investors Value Fund (formerly known as Legg Mason Partners Investors Value Fund) (the “Fund”), is a separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$701,491,629	—	—	$701,491,629
Short-term investments†	—	$10,053,000	—	10,053,000

Total investments	$701,491,629	$10,053,000	—	$711,544,629

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy

Notes to Schedule of Investments (unaudited) (continued)

proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$135,591,777
Gross unrealized depreciation	(52,622,049)

Net unrealized appreciation	$82,969,728

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 24, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 24, 2009